Unit-Based Compensation - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 21, 2012
Time-based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested						$ 42,000
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							2 years
Number of common units issued in period							7,022
Unit Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum employee contributions, as percentage of eligible compensation						35.00%
Unit purchase program purchase date						Feb. 28, 2017
Percentage of closing market price, common units, minimum threshold percentage trigger for contribution						90.00%
Maximum number of issuable common units per employee						20,000
Accumulated contributions to Unit Purchase Program		$ 403,000		$ 403,000		$ 403,000
Directors | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units issued in period	103,377	103,377	6,344	103,377	6,344	6,344	5,532
Directors | Unit Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum director cash contribution						$ 150,000
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years		3 years		3 years
Number of common unit of each award		1		1		1
Total compensation expense not yet recognized		$ 2,889,000		$ 2,307,000		$ 3,472,000
Weighted average remaining service period		1 year 5 months		1 year 1 month 6 days		1 year 8 months
Weighted average grant date fair value (in usd per share)		$ 0.00		$ 0.00		$ 37.52	$ 65.57
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.00%		0.00%		0.00%
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		200.00%		200.00%		200.00%
Hi-Crush Partners LP Long Term Incentive Plan | Time-based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years		3 years		3 years
Number of common unit of each award		1		1		1
Total compensation expense not yet recognized		$ 1,267,000		$ 1,075,000		$ 1,365,000
Weighted average remaining service period		2 years		1 year 9 months 18 days		1 year 11 months
Weighted average grant date fair value (in usd per share)		$ 4.55		$ 4.55		$ 34.09	$ 47.33
Hi-Crush Partners LP Long Term Incentive Plan | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units authorized								1,364,035